Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Income Taxes	Income Taxes

The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2024	2023	2022
Loss before income taxes	$(31,580)	$(27,655)	$(24,751)
Statutory Canadian corporate tax rate	23.00%	23.00%	23.00%
Anticipated tax recovery	(7,263)	(6,361)	(5,693)
Difference in tax rates	3,323	2,841	3,552
Share-based compensation expense	668	441	547
Revaluation of tax balances	(639)	2	(338)
Impact of Barbados rate change	—	(9,088)	—
Other permanent differences	94	325	(368)
Expiry of tax benefits	1,804	3,382	1,614
Change in fair value of warrant derivative	(286)	(1,215)	5
Provision to offset deferred tax asset	2,429	9,770	765
Current income taxes	$130	$97	$84

At December 31, 2024, we have non-capital losses of $117,096 and $145,104 in Canada and Barbados, respectively (December 31, 2023 - $110,450 and $129,884, respectively). These losses are expected to expire between 2025 and 2044, if not utilized. At December 31, 2024, we have Canadian investment tax credits of $3,839 (December 31, 2023 - $4,056) that are expected to expire between 2025 and 2044, if not utilized. As well, we have unclaimed Canadian scientific research and experimental development expenditures available to reduce future years' taxable income of $28,470 (December 31, 2023 - $28,376). We also have unclaimed U.S. credits for research activities available to reduce future years' taxable income of $1,313 (December 31, 2023 - $1,232) expiring between 2031 and 2044. We have not recorded the potential benefits of these tax pools in these consolidated financial statements.
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available to utilize the deductible temporary differences. The components of our unrecognized deferred tax asset are as follows:

	2024	2023	2022
Non-capital losses carried forward	$40,078	$37,174	$26,726
Scientific research and experimental development	7,861	7,742	7,648
Investment tax credits	2,956	3,123	3,363
Property and equipment	453	382	366
Share issue costs	666	833	518
Net capital losses carried forward	6	6	6
Unrecognized deferred tax asset	$52,020	$49,260	$38,627
The Company currently files income tax returns in the various jurisdictions in which it operates. These tax returns are subject to periodic examinations in the normal course by the applicable tax authorities. Management is not aware of any material income tax examinations currently in progress by any taxing jurisdiction.